UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $71,844 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     6308   455466 SH       SOLE                   455466
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106      778    50000 SH       SOLE                    50000
CHEMTURA CORP                  COM NEW          163893209     8056   420000 SH       SOLE                   420000
CIT GROUP INC                  COM NEW          125581801     4246   100000 SH       SOLE                   100000
COTT CORP QUE                  COM              22163N106     2631   295000 SH       SOLE                   295000
DSW INC                        CL A             23334L102     4511    95000 SH       SOLE                    95000
GOOGLE INC                     CL A             38259P508     2584     4750 SH       SOLE                     4750
GRAPHIC PACKAGING HLDG CO      COM              388689101     3294   600000 SH       SOLE                   600000
ISTAR FINL INC                 COM              45031U101      481    50000 SH       SOLE                    50000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     4611    60000 SH       SOLE                    60000
LIFE TECHNOLOGIES CORP         COM              53217V109     5520   100000 SH       SOLE                   100000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     8785   350000 SH       SOLE                   350000
NOBLE ENERGY INC               COM              655044105     2214    23000 SH       SOLE                    23000
POPULAR INC                    COM              733174106     1575   500000 SH       SOLE                   500000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      365    20000 SH       SOLE                    20000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      386    20800 SH       SOLE                    20800
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     3505   175000 SH       SOLE                   175000
SEASPAN CORP                   SHS              Y75638109     8808   425000 SH       SOLE                   425000
STEC INC                       COM              784774101     2092   100000 SH       SOLE                   100000
TALBOTS INC                    COM              874161102      942   175000 SH       SOLE                   175000
VERMILLION INC                 COM NEW          92407M206      152    35000 SH       SOLE                    35000